Commitments and Contingencies - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 1,046	$ 3,011
Short-term lease cost	19	138
Sublease income	(304)	(649)
Total lease cost	$ 761	$ 2,500